UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund

The fund's portfolio
5/31/13 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value

Chemicals (24.1%)

Akzo Nobel NV (Netherlands)	39,874	$2,545,782

Albemarle Corp.	47,600	3,185,392

Arkema (France)	23,830	2,421,988

Axiall Corp.	33,700	1,454,155

Celanese Corp. Ser. A	43,600	2,151,660

Dow Chemical Co. (The)	155,700	5,365,422

Eastman Chemical Co.	93,800	6,727,336

HB Fuller Co.	65,500	2,722,835

Huntsman Corp.	288,400	5,609,380

Intrepid Potash, Inc.	108,600	2,039,508

LyondellBasell Industries NV Class A	124,717	8,312,388

Methanex Corp. (Canada)	37,500	1,657,500

Monsanto Co.	93,969	9,457,040

Nitto Denko Corp. (Japan)	60,700	3,624,002

Solvay SA (Belgium)	31,219	4,459,525

Tronox, Ltd. Class A	248,555	5,736,649

Zeon Corp. (Japan)	184,000	1,826,212

		69,296,774
Construction materials (3.2%)

CEMEX SAB de CV ADR (Mexico)	61,900	711,850

HeidelbergCement AG (Germany)	40,037	3,038,353

Holcim, Ltd. (Switzerland)	51,368	3,986,729

PT Indocement Tunggal Prakarsa Tbk (Indonesia)	549,000	1,327,808

		9,064,740
Containers and packaging (2.7%)

MeadWestvaco Corp.	121,600	4,256,000

Sealed Air Corp.	149,500	3,590,990

		7,846,990
Energy equipment and services (7.3%)

Cameron International Corp.(NON)	22,000	1,339,140

Halliburton Co.	188,100	7,871,985

McDermott International, Inc.(NON)	240,200	2,293,910

Nabors Industries, Ltd.	215,200	3,445,352

Petrofac, Ltd. (United Kingdom)	189,210	3,868,703

Weatherford International, Ltd.(NON)	162,100	2,186,729

		21,005,819
Metals and mining (6.1%)

Allegheny Technologies, Inc.	76,900	2,120,133

Argonaut Gold, Inc.(NON)	121,500	922,310

AuRico Gold, Inc. (Canada)	243,409	1,237,295

Centerra Gold, Inc. (Canada)	186,800	688,282

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	80,700	2,505,735

Glencore International PLC (United Kingdom)	1,044,339	5,091,675

Goldcorp, Inc. (Canada)	43,300	1,285,113

IAMGOLD Corp. (Canada)	144,400	762,432

ThyssenKrupp AG (Germany)(NON)	137,781	2,763,752

		17,376,727
Oil, gas, and consumable fuels (49.6%)

Anadarko Petroleum Corp.	75,300	6,586,491

BG Group PLC (United Kingdom)	472,492	8,599,286

Cabot Oil & Gas Corp.	85,000	5,980,600

Cairn Energy PLC (United Kingdom)	1,006,162	4,132,357

Canadian Natural Resources, Ltd. (Canada)	194,500	5,797,010

Chevron Corp.	46,600	5,720,150

Cobalt International Energy, Inc.(NON)	98,279	2,549,357

Energen Corp.	51,900	2,812,461

ENI SpA (Italy)	453,265	10,249,439

EXCO Resources, Inc.	343,000	2,788,590

Exxon Mobil Corp.	112,538	10,181,313

Genel Energy PLC (Jersey)(NON)	334,867	4,781,625

Gulfport Energy Corp.(NON)	88,000	4,196,720

HRT Participacoes em Petroleo SA (Brazil)(NON)	918,289	1,007,554

Kodiak Oil & Gas Corp.(NON)	249,600	2,191,488

Marathon Oil Corp.	307,700	10,581,803

Noble Energy, Inc.	90,000	5,188,500

QEP Resources, Inc.	170,800	4,843,888

Royal Dutch Shell PLC Class A (United Kingdom)	754,714	25,064,078

Southwestern Energy Co.(NON)	208,400	7,854,596

Suncor Energy, Inc. (Canada)	374,800	11,369,626

		142,476,932
Paper and forest products (2.2%)

International Paper Co.	136,200	6,285,630

		6,285,630
Semiconductors and semiconductor equipment (1.5%)

Sumco Corp. (Japan)	349,200	4,204,194

		4,204,194
Trading companies and distributors (0.5%)

Mitsubishi Corp. (Japan)	83,700	1,457,297

		1,457,297

Total common stocks (cost $268,847,555)		$279,015,103

SHORT-TERM INVESTMENTS (2.8%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.16%, July 25, 2013	$20,000	$19,995

U.S. Treasury Bills with an effective yield of 0.14%, February 6, 2014(SEGSF)	250,000	249,845

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.13%, April 3, 2014(SEGSF)	1,475,000	1,473,631

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014(SEGSF)	504,000	503,777

U.S. Treasury Bills with an effective yield of 0.12%, March 6, 2014(SEGSF)	9,000	8,993

U.S. Treasury Bills with an effective yield of 0.10%, May 1, 2014(SEGSF)	130,000	129,850

Putnam Short Term Investment Fund 0.01%(AFF)	5,182,284	5,182,284

SSgA Prime Money Market Fund 0.03%(P)	420,000	420,000

Total short-term investments (cost $7,988,169)		$7,988,375

TOTAL INVESTMENTS

Total investments (cost $276,835,724)(b)		$287,003,478

FORWARD CURRENCY CONTRACTS at 5/31/13 (aggregate face value $139,291,705) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	7/17/13	$2,476,680	$2,678,606	$201,926
	British Pound	Buy	6/19/13	634,436	625,899	8,537
	Euro	Buy	6/19/13	528,909	528,376	533
Barclays Bank PLC
	Australian Dollar	Buy	7/17/13	5,546,913	6,004,273	(457,360)
	British Pound	Sell	6/19/13	5,763,556	5,693,775	(69,781)
	Euro	Buy	6/19/13	3,740,322	3,742,304	(1,982)
	Japanese Yen	Sell	8/22/13	4,775,759	4,839,345	63,586
	Swiss Franc	Buy	6/19/13	2,406,954	2,439,130	(32,176)
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	1,048,663	1,088,596	(39,933)
	British Pound	Buy	6/19/13	1,814,281	1,792,184	22,097
	Danish Krone	Buy	6/19/13	547,102	548,165	(1,063)
	Euro	Buy	6/19/13	2,650,137	2,605,176	44,961
	Japanese Yen	Sell	8/22/13	1,740,127	1,797,450	57,323
Credit Suisse International
	Australian Dollar	Buy	7/17/13	999,431	1,081,879	(82,448)
	British Pound	Sell	6/19/13	1,101,756	1,112,142	10,386
	Canadian Dollar	Buy	7/17/13	2,030,888	2,064,023	(33,135)
	Euro	Sell	6/19/13	1,330,008	1,330,651	643
	Japanese Yen	Buy	8/22/13	13,862,908	14,320,312	(457,404)
	Norwegian Krone	Buy	6/19/13	1,475,946	1,492,053	(16,107)
	Swiss Franc	Buy	6/19/13	699,087	708,475	(9,388)
Deutsche Bank AG
	Australian Dollar	Sell	7/17/13	1,714,918	1,856,337	141,419
	Canadian Dollar	Buy	7/17/13	1,578,787	1,606,877	(28,090)
	Euro	Sell	6/19/13	4,583,665	4,582,791	(874)
	Swedish Krona	Buy	6/19/13	723,350	740,242	(16,892)
Goldman Sachs International
	Australian Dollar	Buy	7/17/13	1,699,366	1,839,520	(140,154)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/13	10,185,608	11,018,184	(832,576)
	British Pound	Sell	6/19/13	2,005,402	1,980,488	(24,914)
	Euro	Buy	6/19/13	535,409	534,539	870
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/13	2,072,996	2,243,530	(170,534)
	British Pound	Buy	6/19/13	2,588,640	2,488,438	100,202
	Canadian Dollar	Buy	7/17/13	1,633,228	1,652,323	(19,095)
	Euro	Sell	6/19/13	8,327,886	8,332,332	4,446
	Japanese Yen	Sell	8/22/13	2,233,870	2,307,529	73,659
	Norwegian Krone	Buy	6/19/13	2,522,219	2,555,547	(33,328)
	Swiss Franc	Buy	6/19/13	1,883,162	1,908,320	(25,158)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/13	1,383,746	1,486,543	102,797
	Euro	Buy	6/19/13	6,569,448	6,575,776	(6,328)
	Israeli Shekel	Buy	7/17/13	189,499	191,583	(2,084)
	Japanese Yen	Sell	8/22/13	1,329,226	1,310,015	(19,211)
UBS AG
	Australian Dollar	Buy	7/17/13	1,460,457	1,580,982	(120,525)
	British Pound	Sell	6/19/13	179,878	164,301	(15,577)
	Canadian Dollar	Buy	7/17/13	1,332,984	1,376,599	(43,615)
	Euro	Buy	6/19/13	6,447,262	6,453,115	(5,853)
	Swiss Franc	Sell	6/19/13	2,893,197	2,858,212	(34,985)
WestPac Banking Corp.
	Australian Dollar	Sell	7/17/13	1,238,340	1,340,439	102,099
	British Pound	Sell	6/19/13	2,938,978	2,903,007	(35,971)
	Canadian Dollar	Buy	7/17/13	1,318,916	1,342,474	(23,558)
	Euro	Buy	6/19/13	4,833,756	4,837,954	(4,198)
	Japanese Yen	Sell	8/22/13	4,579,835	4,730,894	151,059

Total						$(1,717,754)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $287,059,567.
(b)	The aggregate identified cost on a tax basis is $277,107,155, resulting in gross unrealized appreciation and depreciation of $24,506,299 and $14,609,976, respectively, or net unrealized appreciation of $9,896,323.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$6,486,362	$47,373,434	$53,859,796	$1,549	$—
	Putnam Short Term Investment Fund *	—	46,066,956	40,884,672	695	5,182,284
	Totals	$6,486,362	$93,440,390	$94,744,468	$2,244	$5,182,284
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,067,093 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	57.9%
	United Kingdom	16.3
	Canada	7.9
	Japan	3.9
	Italy	3.6
	Germany	2.0
	Jersey	1.7
	Belgium	1.6
	Switzerland	1.4
	Indonesia	1.3
	Netherlands	0.9
	France	0.8
	Other	0.7

	Total	100.0%
⌂	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,372,303 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $2,078,380.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$106,787,263	$56,695,488	$—
Industrials	—	1,457,297	—
Information technology	—	4,204,194	—
Materials	78,785,035	31,085,826	—
Total common stocks	185,572,298	93,442,805	—
Short-term investments	5,602,284	2,386,091	—

Totals by level	$191,174,582	$95,828,896	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,717,754)	$—

Totals by level	$—	$(1,717,754)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,086,543	$2,804,297

Total	$1,086,543	$2,804,297

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)				$167,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013